Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables
	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Lease prepayments, current portion	524	76	524
Other receivables	5,965	859	19,810
	6,489	935	20,334